Condensed Consolidated Statements of Operations (Parentheticals) (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
CONSOLIDATED STATEMENTS OF INCOME [Abstract]
Revenue from related parties	$ 33	$ (3,135)	$ 643	$ 1,171